Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 5- LEASES

The Company has operating leases for its office and vehicles. The Company’s leases have remaining terms of less than one year to approximately 3 years, some of which may include options to extend the leases for up to 1 year. The Company exercised the option to extend the lease for an additional one year.

The cash flows related to leases are classified as part of the cash used for operating activities in the cash flow statement.

The following table summarizes the classification of operating lease right-of-use assets and liabilities in the Company’s Consolidated Balance Sheets as of December 31, 2025 and 2024:

	December 31
	2025	2024
	U.S. dollars in thousands
Assets
Right of use assets	393	330
Liabilities
Short term	309	291
Long term	57	21
Total lease liabilities	366	312

At December 31, 2025, the future minimum lease payments under the Company’s operating lease liabilities are as follows:

Year ended December 31,	U.S. dollars in thousands
2026	320
2027	47
2028	17
Total future minimum lease payments	384
Less imputed interest	(18)
Total operating lease liabilities	366
Less operating lease liabilities, current	(309)
Operating lease liabilities, non-current	57

Total expenses under all operating leases were $302 thousand, $288 thousand, and $232 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.